Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Net revenues:
Total net revenues		¥ 556,567	$ 79,588	¥ 1,331,778	¥ 2,760,448
Operating costs and expenses:
Total operating costs		(282,300)	(40,369)	(799,781)	(1,868,672)
Selling expenses		(60,655)	(8,674)	(104,294)	(151,830)
General and administrative expenses		(252,669)	(36,131)	(470,700)	(563,473)
Impairment loss				(404,121)
Total operating costs and expenses		(595,624)	(85,174)	(1,778,896)	(2,583,975)
Income (Loss) from operations		(39,057)	(5,586)	(447,118)	176,473
Other income, net:
Gains (Losses) from fair value change		(24,976)	(3,572)	(78,499)	102,867
Investment income related to the realized gain on short term investments		39,483	5,646	42,288	48,250
(Losses) Gains from disposal of subsidiaries		(116,605)	(16,674)	897,306	(2,904)
Interest income, net		30,207	4,320	15,092	15,005
Financial cost		(3,710)	(531)	(3,315)	(10,055)
Provision for credit losses		(1,560,128)	(223,094)	(47,147)	(6,477)
Impairment loss on financial assets		(610,631)	(87,319)
Others, net		12,171	1,740	22,701	25,608
Income (Loss) before income taxes, share of income and impairment of affiliates, net		(2,273,246)	(325,070)	401,308	348,767
Income tax expense		(4,020)	(575)	(91,954)	(59,206)
Share of income of affiliates, net of impairment				(5,052)	(1,317)
Net income (loss) from continuing operations		(2,277,266)	(325,645)	304,302	288,244
Net income from discontinued operations, net of tax		3,230	462	5,172	855
Net income (loss)		(2,274,036)	(325,183)	309,474	289,099
Less: Net (loss) income attributable to the non-controlling interests		1,350	193	(145,486)	8,622
Continuing operations		1,350	193	(148,720)	4,773
Discontinued operations				3,234	3,849
Net income (loss) attributable to the shareholders of the Company		(2,275,386)	(325,376)	454,960	280,477
Continuing operations		(2,278,616)	(325,838)	453,022	283,471
Discontinued operations		¥ 3,230	$ 462	¥ 1,938	¥ (2,994)
Net income (loss) per share attributable to ordinary shareholders of the Company- Basic *:
Continuing operations (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ (224.87)	$ (32.16)	¥ 169.88	¥ 105.54
Discontinued operations (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	0.32	0.05	0.73	(1.11)
Net income (loss) per share attributable to ordinary shareholders of the Company- Diluted *:
Continuing operations (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	(224.87)	(32.16)	169.27	105.31
Discontinued operations (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ 0.32	$ 0.05	¥ 0.72	¥ (1.11)
Shares used in calculating net income per share*:
Basic: (in Shares)	[1]	10,132,864	10,132,864	2,666,735	2,685,930
Diluted (in Shares)	[1]	10,132,864	10,132,864	2,676,371	2,691,850
Net income (loss)		¥ (2,274,036)	$ (325,183)	¥ 309,474	¥ 289,099
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments		(19,985)	(2,858)	1,688	2,249
Unrealized net gains (loss) on available-for-sale investments		(33,562)	(4,799)	(11,418)	2,458
Total comprehensive income (loss)		(2,327,583)	(332,840)	299,744	293,806
Less: comprehensive income (loss) attributable to the non-controlling interests		1,350	193	(145,486)	8,622
Comprehensive income (loss) attributable to the Company’s shareholders		(2,328,933)	(333,033)	445,230	285,184
Non-Life insurance business
Net revenues:
Total net revenues		556,567	79,588	1,331,778	2,760,448
Operating costs and expenses:
Total operating costs		(282,300)	(40,369)	(799,781)	(1,868,672)
Non-Life insurance business | Life insurance business [Member]
Net revenues:
Total net revenues		515,557	73,724	1,186,462	2,593,803
Operating costs and expenses:
Total operating costs		(258,784)	(37,006)	(693,065)	(1,749,475)
Non-Life insurance business | Non-Life insurance business [Member]
Net revenues:
Total net revenues		41,010	5,864	145,316	166,645
Operating costs and expenses:
Total operating costs		¥ (23,516)	$ (3,363)	¥ (106,716)	¥ (119,197)

[1]	Retrospectively restated for the 1-for-400 reverse share split effected on May 2121, 2025.